UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 5160

DREYFUS NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	5/31/14

FORM N-CSR

Item 1.                         Reports to Stockholders.

Dreyfus
New York AMT-Free
Municipal Money
Market Fund

ANNUAL REPORT May 31, 2014

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
16	Financial Highlights
17	Notes to Financial Statements
24	Report of Independent Registered Public Accounting Firm
25	Important Tax Information
26	Board Members Information
29	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus New York
AMT-Free Municipal
Money Market Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus New York AMT-Free Municipal Money Market Fund, covering the 12-month period from June 1, 2013, through May 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Although yields of 10-year U.S.Treasury securities ended 2013 above 3% for the first time in several years as investors anticipated a reduction in the Federal Reserve Board’s (the “Fed”) quantitative easing program, yields subsequently fell due to renewed economic concerns stemming from harsh winter weather and volatility in overseas markets. Meanwhile, as they have been for the past several years, short-term interest rates and yields of money market instruments remained anchored near historical lows by an unchanged overnight federal funds rate.

The Fed’s new chairperson has reiterated that short-term rates are likely to remain near current levels for some time to come. In this stimulative environment, we believe that the domestic economy will continue to strengthen, which could push long-term interest rates higher.We also anticipate a pickup in the global economy, led by developed nations amid ongoing monetary stimulus and reduced headwinds related to fiscal austerity and deleveraging. As always, we encourage you to discuss our observations with your financial advisor to assess their potential impact on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
June 16, 2014

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2013, through May 31, 2014, as provided by Bill Vasiliou, Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended May 31, 2014, Dreyfus New York AMT-Free Municipal Money Market Fund’s shares produced a yield of 0.00%. Taking into account the effects of compounding, the fund’s produced an effective yield of 0.00%.1

Despite evidence of a sustained U.S. economic recovery, the overnight federal funds rate was left unchanged near historical lows, and tax-exempt money market yields also remained low throughout the reporting period.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal, NewYork state, and NewYork city personal income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity.To pursue its goal, the fund normally invests substantially all of its net assets in short-term, high-quality municipal obligations that provide income exempt from federal, NewYork state, and NewYork city income taxes. The fund also seeks to provide income exempt from the federal alternative minimum tax. The fund may also invest in high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

In pursuing this objective, we employ two primary strategies. First, we normally attempt to add value by constructing a diverse portfolio of high-quality, municipal money market instruments that provide income exempt from federal, New York state, and New York city personal income taxes. Second, we actively manage the fund’s average maturity based on our anticipation of supply-and-demand changes in New York’s short-term municipal marketplace.

If we expect an increase in short-term supply, we may decrease the average maturity of the fund, which could enable us to take advantage of opportunities when short-term supply increases.Yields generally tend to rise when there is an increase in new-issue supply competing for investor interest. New securities, which are generally issued with

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

maturities in the one-year range, may in turn lengthen the fund’s average maturity if purchased. If we anticipate limited new-issue supply, we may then look to extend the fund’s average maturity to maintain then-current yields for as long as we believe practical. In addition, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

A Sustained Economic Recovery Gained Traction

While yields of municipal money market securities remained anchored by an unchanged federal funds rate between 0% and 0.25%, an accelerating economic recovery and the Federal Reserve Board’s (the “Fed”) decision to begin reducing its quantitative easing program drove yields of 10-year U.S. Treasury securities above 3% by the end of 2013. However, economic and political instability in the world’s emerging markets and severe winter weather in the United States caused longer term bond yields to moderate over the first quarter of 2014, when U.S. GDP contracted at an annualized 2.9% rate even as the unemployment rate continued to decline.

The municipal money markets also were influenced by supply-and-demand factors. Demand remained strong for a limited supply of tax-exempt securities, including from nontraditional buyers, such as taxable intermediate bond funds and taxable money market funds seeking attractive tax-exempt yields compared to similar maturity taxable securities. However, individual investors remained focused on longer term municipal bonds with higher yields. In this environment, yields of high-quality, one-year municipal notes remained low, and rates on variable rate demand notes (“VRDNs”) stayed in a narrow range amid steady demand from both tax-exempt and taxable money market funds seeking to comply with more stringent liquidity requirements.

Municipal credit quality generally continued to improve during the reporting period. In New York, the economic rebound enabled the state to achieve a budget surplus and replenish reserves.

Credit Selection Remained Paramount

Most municipal money market funds have maintained short weighted average maturities compared to historical averages due to narrow yield differences along the tax-exempt money market’s maturity range. Ongoing uncertainty regarding potential changes to the regulations governing money market funds also contributed to relatively cautious investment postures.The fund was no exception, as we generally maintained its weighted average maturity in a position that was consistent with industry averages.

As always, well-researched credit selection remained paramount.We have continued to favor state general obligation bonds; essential service revenue bonds backed by water, sewer, and electric facilities; certain local credits with strong financial positions and stable tax bases; and health care and education issuers with stable credit characteristics.

Short-Term Rates Likely to Stay Low

The Fed made several modest cuts in its quantitative easing program over the reporting period. However, the Fed also has made clear that short-term interest rates are likely to remain near current levels over the remainder of 2014. Consequently, in our judgment, the prudent course continues to be an emphasis on preservation of capital and liquidity.

June 16, 2014

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term municipal securities holdings involve credit and liquidity risks and risk of principal loss.

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-NewYork residents, and some income may be subject to the federal alternative minimum tax (AMT) for non-NewYork residents.Yields provided for the fund’s shares reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to a voluntary undertaking that may be extended, terminated or modified at any time. Had these expenses not been absorbed, fund yields would have been lower.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus NewYork AMT-Free Municipal Money Market Fund from December 1, 2013 to May 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2014

Expenses paid per $1,000†	$.75
Ending value (after expenses)	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2014

Expenses paid per $1,000†	$.76
Ending value (after expenses)	$1,024.18

† Expenses are equal to the fund’s annualized expense ratio of .15%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
May 31, 2014

Short-Term	Coupon	Maturity	Principal
Investments—95.1%	Rate (%)	Date	Amount ($)		Value ($)
Albany Industrial Development
Agency, Civic Facility Revenue
(Renaissance Corporation of
Albany Project) (LOC; M&T Trust)	0.11	6/7/14	2,390,000	[a]	2,390,000
Albany Industrial Development
Agency, Civic Facility Revenue
(The College of Saint Rose
Project) (LOC; Wells Fargo Bank)	0.06	6/7/14	1,750,000	[a,b]	1,750,000
Ausable Valley Central School
District, GO Notes, BAN	1.00	6/26/14	2,940,000	[b]	2,940,924
Bath Central School District,
GO Notes, BAN	1.25	6/12/15	1,740,000	[b]	1,751,206
Bleecker Terrace Housing
Development Corporation,
Housing Development Revenue
(Bleecker Terrace Apartments
Project) (LOC; FHLB)	0.11	6/7/14	735,000	[a]	735,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-1152) (TSASC,
Inc., Tobacco Settlement
Asset-Backed Bonds) (Liquidity
Facility: Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.16	6/7/14	4,500,000	[a,c,d]	4,500,000
Franklin County Industrial
Development Agency, Civic
Facility Revenue (Trudeau
Institute, Inc. Project) (LOC;
HSBC Bank USA)	0.17	6/7/14	1,090,000	[a]	1,090,000
Gloversville City School District,
GO Notes, BAN	1.50	1/16/15	1,000,000	[b]	1,006,367
Hamburg Central School District,
GO Notes, BAN	2.00	6/13/14	4,600,000	[b]	4,602,287
Holley Central School District,
GO Notes, BAN	1.25	6/19/14	1,258,850	[b]	1,259,294
JPMorgan Chase Putters/Drivers
Trust (Series 4445 Z) (Utility
Debt Securitization Authority
of New York, Restructuring
Bonds) (Liquidity Facility;
JPMorgan Chase Bank)	0.07	6/7/14	1,000,000	[a,c,d]	1,000,000

The Fund 7

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Metropolitan Transportation
Authority, Transportation
Revenue (LOC; JPMorgan
Chase Bank)	0.06	6/7/14	1,200,000	[a]	1,200,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (The Glen at
Cherry Ridge, LLC Project)
(LOC; HSBC Bank USA)	0.08	6/7/14	8,385,000	[a]	8,385,000
Monroe County Industrial
Development Agency, Revenue
(HDF-RWC Project 1, LLC—
Robert Weslayan College
Project) (LOC; M&T Trust)	0.10	6/7/14	2,130,000	[a,b]	2,130,000
Monroe County Industrial
Development Corporation,
Revenue (Saint Ann’s Home for
the Aged Project) (LOC; HSBC
Bank USA)	0.08	6/7/14	2,925,000	[a]	2,925,000
Nassau County Industrial
Development Agency, Civic
Facility Revenue (Saint Mary’s
Children Project)
(LOC; TD Bank)	0.06	6/7/14	775,000	[a]	775,000
New York City,
GO Notes (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.09	6/7/14	1,970,000	[a]	1,970,000
New York City,
GO Notes (LOC; Bayerische
Landesbank)	0.07	6/7/14	2,905,000	[a]	2,905,000
New York City Capital Resource
Corporation, Revenue (Loan
Enhanced Assistance Program—
Cobble Hill Health Center,
Inc. Project) (LOC;
Bank of America)	0.12	6/7/14	1,900,000	[a]	1,900,000
New York City Capital Resource
Corporation, Revenue (Loan
Enhanced Assistance Program—
Cobble Hill Health Center,
Inc. Project) (LOC;
Bank of America)	0.12	6/7/14	3,200,000	[a]	3,200,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York City Industrial
Development Agency, Civic
Facility Revenue (Children’s
Oncology Society of New York,
Inc. Project) (LOC; JPMorgan
Chase Bank)	0.08	6/7/14	2,800,000	[a]	2,800,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Professional
Children’s School, Inc.
Project) (LOC; Wells Fargo Bank)	0.11	6/7/14	1,500,000	[a,b]	1,500,000
New York City Industrial
Development Agency, Civic Facility
Revenue (Village Community
School Project) (LOC; TD Bank)	0.18	6/7/14	600,000	[a,b]	600,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Liquidity Facility; JPMorgan
Chase Bank)	0.05	6/7/14	3,000,000	[a]	3,000,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Bank of Nova Scotia)	0.08	6/2/14	365,000	[a]	365,000
New York State Dormitory
Authority, Revenue (Le Moyne
College) (LOC; TD Bank)	0.06	6/7/14	2,370,000	[a,b]	2,370,000
New York State Dormitory
Authority, Revenue (Long
Island University) (LOC; TD Bank)	0.06	6/7/14	4,000,000	[a,b]	4,000,000
New York State Housing Finance
Agency, Housing Revenue
(Baisley Park Gardens) (LOC;
Citibank NA)	0.08	6/7/14	4,000,000	[a]	4,000,000
Northern Adirondack Central School
District at Ellenburg, GO Notes, BAN	2.00	6/26/14	3,000,000	[b]	3,003,009
Oswego County Industrial
Development Agency, Civic
Facility Revenue (Springside
at Seneca Hill, Inc. Project)
(LOC; M&T Trust)	0.16	6/7/14	1,895,000	[a]	1,895,000

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Otsego County Industrial
Development Agency, Civic
Facility Revenue (Saint James
Retirement Community Project)
(LOC; M&T Trust)	0.11	6/7/14	1,420,000	[a]	1,420,000
Port Authority of New York and
New Jersey, Equipment Notes	0.11	6/7/14	2,800,000	[a]	2,800,000
Port Chester,
GO Notes, BAN	1.00	2/25/15	1,500,000		1,506,821
Putnam County Industrial
Development Agency, Civic
Facility Revenue (United
Cerebral Palsy of Putnam and
Southern Dutchess Project)
(LOC; TD Bank)	0.06	6/7/14	1,970,000	[a]	1,970,000
Rockland County Industrial
Development Authority, Revenue
(Northern Manor Multicare
Center, Inc. Project) (LOC;
M&T Trust)	0.16	6/7/14	860,000	[a]	860,000
Rome,
GO Notes, BAN	1.00	9/5/14	1,500,000		1,501,572
Syracuse Industrial Development
Agency, Civic Facility Revenue
(Community Development
Properties—Vanderbilt/Larned
Project) (LOC; M&T Trust)	0.10	6/7/14	2,185,000	[a]	2,185,000
Tompkins County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Kendal at Ithaca,
Inc. Project) (LOC; Wells
Fargo Bank)	0.12	6/7/14	4,680,000	[a]	4,680,000
Triborough Bridge and Tunnel
Authority, General Revenue,
Refunding (MTA Bridges and
Tunnels) (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.09	6/2/14	6,300,000	[a]	6,300,000
Wallkill,
GO Notes, BAN	1.25	8/6/14	1,630,000		1,632,269
Wallkill,
GO Notes, BAN	1.25	1/16/15	1,000,000		1,003,927

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Watertown,
GO Notes, BAN	1.00	4/23/15	1,000,000	1,003,994
Westchester County Industrial
Development Agency, Civic
Facility Revenue (Westchester
Arts Council, Inc. Project)
(LOC; Wells Fargo Bank)	0.07	6/7/14	2,575,000 [a]	2,575,000

Total Investments (cost $101,386,670)			95.1%	101,386,670
Cash and Receivables (Net)			4.9%	5,206,994
Net Assets			100.0%	106,593,664

a Variable rate demand note—rate shown is the interest rate in effect at May 31, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b At May 31, 2014, the fund had $26,913,087 or 25.2% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from education.
c Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At May 31, 2014, these securities amounted to $5,500,000 or 5.2% of net assets.
d The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Education	25.2	Utility-Water and Sewer	3.2
Health Care	23.2	Industrial	1.8
City	10.8	Special Tax	.9
Housing	9.8	Other	10.5
Transportation Services	9.7		95.1

†	Based on net assets.

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York	SPEARS	Short Puttable Exempt
	Mortgage Agency		Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2014

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	101,386,670	101,386,670
Cash		147,738
Receivable for investment securities sold		6,710,287
Interest receivable		211,085
Prepaid expenses		10,868
		108,466,648
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		767
Payable for investment securities purchased		1,751,205
Payable for shares of Beneficial Interest redeemed		96,407
Accrued expenses		24,605
		1,872,984
Net Assets ($)		106,593,664
Composition of Net Assets ($):
Paid-in capital		106,593,664
Net Assets ($)		106,593,664
Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		106,626,775
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

The Fund 13

STATEMENT OF OPERATIONS
Year Ended May 31, 2014

Investment Income ($):
Interest Income	189,876
Expenses:
Management fee—Note 2(a)	592,006
Shareholder servicing costs—Note 2(b)	140,179
Professional fees	78,348
Registration fees	18,674
Custodian fees—Note 2(b)	15,867
Trustees’ fees and expenses—Note 2(c)	7,550
Prospectus and shareholders’ reports	6,603
Miscellaneous	22,102
Total Expenses	881,329
Less—reduction in expenses due to undertaking—Note 2(a)	(691,349)
Less—reduction in fees due to earnings credits—Note 2(b)	(117)
Net Expenses	189,863
Investment Income—Net, representing net increase
in net assets resulting from operations	13

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended May 31,
	2014	2013
Operations ($):
Investment income—net	13	310
Net Increase (Decrease) in Net Assets
Resulting from Operations	13	310
Dividends to Shareholders from ($):
Investment income—net	(13)	(3,635)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	68,500,148	285,892,670
Dividends reinvested	13	3,576
Cost of shares redeemed	(87,914,211)	(365,689,140)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(19,414,050)	(79,792,894)
Total Increase (Decrease) in Net Assets	(19,414,050)	(79,796,219)
Net Assets ($):
Beginning of Period	126,007,714	205,803,933
End of Period	106,593,664	126,007,714
See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

			Year Ended May 31,
	2014		2013		2012		2011		2010
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.001
Distributions:
Dividends from investment income—net	(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]		(.001)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00
Total Return (%)	.00	[b]	.00	[b]	.01		.00	[b]	.05
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.74		.69		.69		.69		.66
Ratio of net expenses
to average net assets	.16		.26		.25		.40		.47
Ratio of net investment income
to average net assets	.00	[b]	.00	[b]	.00	[b]	.00	[b]	.06
Net Assets, end of period ($ x 1,000)	106,594		126,008		205,804		222,450		263,226

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus New York AMT-Free Municipal Money Market Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company.The fund’s investment objective is to seek as high a level of current income exempt from federal, New York state and New York city income taxes as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board of Trustees (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2014 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	101,386,670
Level 3—Significant Unobservable Inputs	—
Total	101,386,670
† See Statement of Investments for additional detailed categorizations.

At May 31, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2014, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended May 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At May 31, 2014, the components of accumulated earnings on a tax basis were substantially the same as the cost for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended May 31, 2014 and May 31, 2013 were as follows: tax-exempt income $13 and $310, and ordinary income $0 and $3,325, respectively.

At May 31, 2014, the cost of investments for federal income tax purposes was substantially the same as for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund (excluding taxes, brokerage commissions and extraordinary expenses) exceed 1 1 / 2 % of the value of the fund’s average daily net assets, the fund may deduct from the payment to be made to the Manager, or the Manager will bear, such excess expense. During the period ended May 31, 2014, there was no reduction in expenses pursuant to the Agreement.

The Manager has also undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $691,349 during the period ended May 31, 2014.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2014, the fund was charged $102,149 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

redemptions. During the period ended May 31, 2014, the fund was charged $33,422 for transfer agency services and $1,517 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $117.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2014, the fund was charged $15,867 pursuant to the custody agreement.

The fund compensated The Bank of New York Mellon for performing certain cash management services related to fund subscriptions and redemptions, including shareholder redemption draft processing, under a cash management agreement that was in effect until September 30, 2013 and, beginning October 1, 2013, compensates The Bank of New York Mellon for processing shareholder redemption drafts under a shareholder draft processing agreement. During the period ended May 31, 2014, the fund was charged $900 pursuant to the agreements, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended May 31, 2014, the fund was charged $9,157 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $47,317, custodian fees $5,172, Chief Compliance Officer fees $1,472 and transfer agency fees $296, which are offset against an expense reimbursement currently in effect in the amount of $53,490.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers, complies with Rule 17a-7 under the Act. During the period ended May 31, 2014, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act amounting to $40,620,000 and $23,140,000, respectively.

The Fund 23

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus New York AMT-Free Municipal Money Market Fund

We have audited the accompanying statement of assets and liabilities of Dreyfus New York AMT-Free Municipal Money Market Fund, including the statement of investments, as of May 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2014 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus New York AMT-Free Municipal Money Market Fund at May 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
July 25, 2014

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during the fiscal year ended May 31, 2014 as “exempt-interest dividends” (not subject to regular federal and, for individuals who are NewYork residents, NewYork state and New York city personal income taxes).Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s exempt-interest dividends paid for the 2014 calendar year on Form 1099-DIV, which will be mailed in early 2015.

The Fund 25

BOARD MEMBERS INFORMATION (Unaudited)
INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (70)
Chairman of the Board (1995)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
No. of Portfolios for which Board Member Serves: 146
———————
William Hodding Carter III (79)
Board Member (1988)
Principal Occupation During Past 5Years:
• Professor of Leadership & Public Policy, University of North Carolina, Chapel Hill (2006-present)
No. of Portfolios for which Board Member Serves: 24
———————
Joni Evans (72)
Board Member (2006)
Principal Occupation During Past 5Years:
• Chief Executive Officer, www.wowOwow.com an online community dedicated to women’s conversations and publications (2007-present)
• Principal, Joni Evans Ltd. (publishing) (2006-present)
No. of Portfolios for which Board Member Serves: 24
———————
Ehud Houminer (73)
Board Member (1994)
Principal Occupation During Past 5Years:
• Executive-in-Residence at the Columbia Business School, Columbia University (1992-present)
Other Public Company Board Membership During Past 5Years:
• Avnet Inc., an electronics distributor, Director (1993-2012)
No. of Portfolios for which Board Member Serves: 66

Richard C. Leone (74)
Board Member (1980)
Principal Occupation During Past 5Years:
• Senior Fellow of The Century Foundation (formerly, The Twentieth Century Fund, Inc.), a tax exempt research foundation engaged in the study of economic, foreign policy and domestic issues
• President—The Century Foundation (1989-2011)
No. of Portfolios for which Board Member Serves: 24
———————
Hans C. Mautner (76)
Board Member (1980)
Principal Occupation During Past 5Years:
• President—International Division and an Advisory Director of Simon Property Group, a real estate investment company (1998-2010)
• Chairman and Chief Executive Officer of Simon Global Limited, a real estate company (1999-2010)
No. of Portfolios for which Board Member Serves: 24
———————
Robin A. Melvin (50)
Board Member (1995)
Principal Occupation During Past 5Years:
• Board Member, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2013-present)
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organi-
zations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)
No. of Portfolios for which Board Member Serves: 113
———————
Burton N. Wallack (63)
Board Member (2006)
Principal Occupation During Past 5Years:
• President and Co-owner of Wallack Management Company, a real estate management company
(1987-present)
No. of Portfolios for which Board Member Serves: 24
———————
John E. Zuccotti (76)
Board Member (1980)
Principal Occupation During Past 5Years:
• Chairman of Brookfield Properties, Inc. (1996-present)
• Senior Counsel of Weil, Gotshal & Manges, LLP (1997-present)
Other Public Company Board Membership During Past 5Years:
• Wellpoint, Inc., a health benefits company, Director (2005-2010)
No. of Portfolios for which Board Member Serves: 24

The Fund 27

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INTERESTED BOARD MEMBER

Gordon J. Davis (72)
Board Member (2006)
Principal Occupation During Past 5Years:
• Partner in the law firm of Venable LLP (2012-present)
• Partner in the law firm of Dewey & LeBoeuf LLP (1994-2012)
Other Public Company Board Memberships During Past 5Years:
• Consolidated Edison, Inc., a utility company, Director (1997-present)
• The Phoenix Companies, Inc., a life insurance company, Director (2000-present)
No. of Portfolios for which Board Member Serves: 59
Gordon J. Davis is deemed to be an “interested person” (as defined in the Act) of the fund as a result of his affiliation with Venable LLP, which provides legal services to the fund.
———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Arnold S. Hiatt, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 69 investment companies (comprised of 146 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since February 1988.

JOHN PAK, Chief Legal Officer since March 2013.

Chief Legal Officer of the Manager and Associate General Counsel and Managing Director of BNY Mellon since August 2012; from March 2005 to July 2012, Managing Director of Deutsche Bank, Deputy Global Head of Deutsche Asset Management Legal and Regional Head of Deutsche Asset Management Americas Legal. He is an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since August 2012.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. She is 51 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. She is 58 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since June 2000.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since February 1991.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager; from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is 38 years old and has been an employee of the Manager since March 2013.

The Fund 29

OFFICERS OF THE FUND (Unaudited) (continued)

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 171 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (70 investment companies, comprised of 171 portfolios).

He is 57 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

MATTHEW D. CONNOLLY, Anti-Money Laundering Compliance Officer since April 2012.

Anti-Money Laundering Compliance Officer of the Distributor since October 2011; from March 2010 to September 2011, Global Head, KYC Reviews and Director of UBS Investment Bank; until March 2010, AML Compliance Officer and Senior Vice President of Citi Global Wealth Management. He is an officer of 65 investment companies (comprised of 166 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Distributor since October 2011.

NOTES

For More Information

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at: http://www.dreyfus.com The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Ehud Houminer, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   Mr. Houminer is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $31,594 in 2013 and $32,226 in 2014.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $6,000 in 2013 and $6,120 in 2014. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were  $0 in 2013 and $0 in 2014.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,040 in 2013 and $4,249 in 2014. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2013 and $0 in 2014.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were and $0 in 2013 and $274 in 2014. These services included a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $200,000 in 2013 and $0 in 2014.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $49,714,645 in 2013 and $40,974,357 in 2014.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    July 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    July 21, 2014

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    July 21, 2014

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)